UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                   Report for the Quarter Ended June 30, 2009



                          AMERICAN FINANCIAL GROUP, INC.
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                         Form 13F File Number:  28-4389


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Robert H. Ruffing
                     	   Vice President and Controller
                                   (513) 579-2144
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)



Signature:

/s/Robert H. Ruffing                  Cincinnati, Ohio          August 12, 2009
-------------------------------
Robert H. Ruffing
Vice President and Controller


Report Type:
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.










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                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                         2
                                                      -----------

Form 13F Information Table Entry Total:                   61
                                                      -----------

Form 13F Information Table Value Total (thousands):     $231,047
                                                      -----------



Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than American Financial Group, Inc.):

    Number    13F File Number         Name of Subsidiary
    ------    ---------------         ------------------------------------

       1.          28-498             Great American Insurance Company
       2.	 Unassigned	      Great American Life Insurance Company


                                                       FORM 13F INFORMATION TABLE


                                                             Column 4:   Column 5:                               Column 8:
                                   Column 2:                  Market     Shares or    Column 6: Column 7:    Voting Authority
        Column 1:                  Title of       Column 3:    Value     Principal   Investment    Other ---------------------------
     Name of Issuer                  Class          CUSIP     (000's)      Amount    Discretion Managers    Sole    Shared    None
     --------------             ---------------- ----------- ---------  ------------ ---------- -------- ---------- ------ ---------


HOLDINGS OF GREAT AMERICAN INSURANCE COMPANY
--------------------------------------------
AMERICAN COMMERCIAL LINES        COM PAR $0.01   025195 40 5     1,087      70,250SH   Defined     1         70,250
AMERICAN RAILCAR INDS INC             COM        02916P 10 3       562      68,000SH   Defined     "         68,000
ANWORTH MORTGAGE ASSET CP             COM        037347 10 1       901     125,000SH   Defined     "        125,000
BANK OF AMERICA CORPORATION           COM        060505 10 4     2,717     205,800SH   Defined     "        205,800
CALAMP CORP                           COM        128126 10 9       112     139,750SH   Defined     "        139,750
DELTA AIR LINES INC DEL             COM NEW      247361 70 2        77      13,239SH   Defined     "         13,239
DISH NETWORK CORP                    CL A        25470M 10 9       611      37,675SH   Defined     "         37,675
ECHOSTAR CORP                        CL A        278768 10 6       395      24,786SH   Defined     "         24,786
FLAGSTAR BANCORP INC                  COM        337930 10 1       112     165,000SH   Defined     "        165,000
FULL HOUSE RESORTS INC		      COM        359678 10 9       171      75,171SH   Defined     "         75,171
INSTEEL INDUSTRIES INC                COM        45774W 10 8       264      32,000SH   Defined     "         32,000
MYR GROUP INC DEL                     COM        55405W 10 4     7,777     384,615SH   Defined     "        384,615
NATIONAL CITY CORP             NOTE 4.000% 2/0   635405 AW 3     1,962      2,000PRN   Defined     "          2,000
NATIONAL INTERSTATE CORP              COM        63654U 10 0   154,836  10,200,000SH   Defined     "     10,200,000
O CHARLEYS INC                        COM        670823 10 3       273      29,500SH   Defined     "         29,500
PATTERSON UTI ENERGY INC              COM        703481 10 1       514      40,000SH   Defined     "         40,000
REDDY ICE HLDGS INC                   COM        75734R 10 5        40      24,500SH   Defined     "         24,500
TIME WARNER INC                     COM NEW      887317 30 3       220       8,716SH   Defined     "          8,716
TORTOISE ENERGY CAP CORP              COM        89147U 10 0       462      25,800SH   Defined     "         25,800
VIRGIN MEDIA INC                      COM        92769L 10 1     6,898     737,807SH   Defined     "        737,807



HOLDINGS OF GREAT AMERICAN
 LIFE INSURANCE COMPANY
----------------------------
AMERICAN COMMERCIAL LINES        COM PAR $0.01   025195 40 5     1,165      75,250SH   Defined     2         75,250
AMERICAN RAILCAR INDS INC             COM        02916P 10 3       244      29,581SH   Defined     "         29,581
ANWORTH MORTGAGE ASSET CP             COM        037347 10 1       901     125,000SH   Defined     "        125,000
CALAMP CORP                           COM        128126 10 9       113     140,750SH   Defined     "        140,750
DELTA AIR LINES INC DEL             COM NEW      247361 70 2        60      10,370SH   Defined     "         10,370
DISH NETWORK CORP                    CL A        25470M 10 9       916      56,512SH   Defined     "         56,512
ECHOSTAR CORP                        CL A        278768 10 6       593      37,179SH   Defined     "         37,179
FLAGSTAR BANCORP INC                  COM        337930 10 1       112     165,000SH   Defined     "        165,000
FULL HOUSE RESORTS INC		      COM        359678 10 9       256     112,757SH   Defined     "        112,757
INSTEEL INDUSTRIES INC                COM        45774W 10 8       265      32,216SH   Defined     "         32,216
NATIONAL CITY CORP             NOTE 4.000% 2/0   635405 AW 3     2,943      3,000PRN   Defined     "          3,000
NUVEEN FLTNG RTE INCM OPP FD        COM SHS      6706EN 10 0       593      78,300SH   Defined     "         78,300
O CHARLEYS INC                        COM        670823 10 3       187      20,256SH   Defined     "         20,256
PATTERSON UTI ENERGY INC              COM        703481 10 1       514      40,000SH   Defined     "         40,000
PIMCO HIGH INCOME FD                COM SHS      722014 10 7     1,098     122,800SH   Defined     "        122,800
REDDY ICE HLDGS INC                   COM        75734R 10 5        31      18,650SH   Defined     "         18,650
TORTOISE ENERGY CAP CORP              COM        89147U 10 0     1,538      85,900SH   Defined     "         85,900
VIRGIN MEDIA INC                      COM        92769L 10 1     4,512     482,588SH   Defined     "        482,588

HOLDINGS OF OTHER ENTITIES
EACH HAVING LESS THAN
$100 MILLION IN 13F SECURITIES
------------------------------
ACE LTD                               SHS        H0023R 10 5     2,786      63,000SH    Sole                 63,000
AMERICAN COMMERCIAL LINES        COM PAR $0.01   025195 40 5       155      10,000SH   Defined     2         10,000
AMERICAN RAILCAR INDS INC             COM        02916P 10 3       314      38,000SH   Defined     "         38,000
BANK OF AMERICA CORPORATION           COM        060505 10 4     7,191     544,735SH   Defined     1        544,735
BERKLEY W R CORP                      COM        084423 10 2     2,512     117,000SH    Sole                117,000
CHUBB CORP                            COM        171232 10 1     2,831      71,000SH    Sole                 71,000
DELTA AIR LINES INC DEL             COM NEW      247361 70 2        27       4,727SH   Defined    1,2         4,727
EATON VANCE TAX MNG GBL DV E          COM        27829F 10 8       432      40,000SH   Defined     1         40,000
ING GLOBAL EQTY DIV & PREM O          COM        45684E 10 7       206      17,500SH   Defined     "         17,500
ISHARES TR                       MSCI EAFE IDX   464287 46 5     1,970      43,000SH   Defined     "         43,000
ISHARES TR                      DJ US TECH SEC   464287 72 1       912      20,500SH   Defined     "         20,500
MANAGED HIGH YIELD PLUS FD I          COM        561911 10 8        16      10,000SH   Defined     "         10,000
O CHARLEYS INC                        COM        670823 10 3       226      24,398SH   Defined               24,398
POWERSHARES ETF TRUST           DYNAMIC MKT PT   73935X 10 4       804      24,400SH   Defined     1         24,400
POWERSHARES ETF TRUST           HI YLD EQ DVDN   73935X 30 2       129      21,300SH   Defined     "         21,300
REDDY ICE HLDGS INC                   COM        75734R 10 5       132      79,881SH   Defined     2         79,881
SPDR TR                           UNIT SER 1     78462F 10 3     4,046      44,000SH   Defined     1         44,000
SELECT SECTOR SPDR TR           SBI HEALTHCARE   81369Y 20 9     1,056      40,150SH   Defined     "         40,150
SELECT SECTOR SPDR TR           SBI CONS STPLS   81369Y 30 8       806      35,060SH   Defined     "         35,060
SELECT SECTOR SPDR TR           SBI CONS DISCR   81369Y 40 7     1,180      51,120SH   Defined     "         51,120
SELECT SECTOR SPDR TR           SBI INT-FINL     81369Y 60 5       717      60,000SH   Defined     "         60,000
SELECT SECTOR SPDR TR           SBI INT-UTILS    81369Y 88 6       209       7,500SH   Defined     "          7,500
VIRGIN MEDIA INC                      COM        92769L 10 1     6,358     680,000SH   Defined     2        680,000


                                                             ----------
                                 REPORT TOTAL                 $231,047
                                                             ==========


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